Account receivable	12 Months Ended
Dec. 31, 2012
Account receivable
Account receivable

9    Account receivable

          Accounts receivable from customers in the steel industry represent 71.2% and 70.36% of receivables at December 31, 2012 and December 31, 2011.

          No single customer accounted for more than 10% of total revenues.

          Additional allowances for doubtful accounts charged to the statement of income as expenses in 2012, 2011 and 2010 totaled US$34, US$ 2 and US$ 23, respectively. We wrote-off US$16 in 2012, US$ 1 in 2011 and US$ 37 in 2010.

	As of December 31,
	2012	2011
Customers
Denominated in Brazilian Reais	849	1,228
Denominated in other currencies, mainly US dollars	6,060	7,382

	6,909	8,610
Allowance for doubtful accounts	(114)	(105)

Total	6,795	8,505